Note 9 - Intangible Assets	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
9.	Intangible assets

December 31, 2023	Gross
	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$683,006	$198,911	$484,095
Franchise rights	58,363	42,972	15,391
Trademarks and trade names	51,412	18,674	32,738
Management contracts and other	176,322	80,535	95,787
	$969,103	$341,092	$628,011

	Gross
December 31, 2022	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$451,970	$163,913	$288,057
Franchise rights	53,702	36,919	16,783
Trademarks and trade names	29,424	18,705	10,719
Management contracts and other	120,335	67,443	52,892
	$655,431	$286,980	$368,451

During the year ended December 31, 2023, the Company acquired the following intangible assets:

		Estimated
		weighted
		average
		amortization
	Amount	period (years)

Customer relationships	$224,940	19.5
Trademarks and trade names	21,880	15.0
Management Contracts and other	59,071	19.1
	$305,891	19.1

The following is the estimated annual amortization expense for recorded intangible assets for each of the next five years ending December 31:

2024	$61,092
2025	59,808
2026	58,134
2027	54,730
2028	51,969